Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Components of Taxation

	December 31
	2022	2021
	£000s	£000s
Current Tax Expense
Current Year	(7,280)	(5,571)
Changes in estimate related to prior years	401	(875)
Total current tax	(6,879)	(6,446)
Deferred Tax Expense
Origination and reversal of temporary differences	-	-
Change in tax rate	-	-
Recognition of previously unrecognized tax losses	-	-
Recognition of previously unrecognized tax losses (derecognition of previously recognised) deductible temporary differences	-	-

Taxation	(6,879)	(6,446)

Summary of Reconciliation of Tax Credit at Standard Rate of U.K. Corporation Tax to Current Tax Credit	Reconciliation of tax credit at standard rate of U.K. corporation tax to the current tax credit:

	Year ended December 31,
	2022	2021	2020
	£000s	£000s	£000s
Loss before tax	(47,368)	(45,856)	(36,041)
Tax credit at the standard rate of U.K. corporation tax of 19% (2020: 19%; 2019: 19%)	9,000	8,713	6,848
Effect of overseas tax rate	544	(264)	(85)
Impact of unrelieved tax losses not recognized	(9,948)	(8,639)	(6,763)
Adjustment in respect of prior year	(401)	875	(42)
Research and development tax credit in respect of current year	7,836	6,945	3,536
Effect of overseas taxes	(152)	(1,184)	-
	6,879	6,446	3,494